N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                               N/I Micro Cap Fund
                                 N/I Growth Fund
                             N/I Growth & Value Fund

                                  Annual Report
                                 August 31, 1996

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                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                             LETTER TO SHAREHOLDERS


October 2, 1996

Fellow Shareholder:

We are pleased to be sending you the first annual report of the N/I FAMILY OF MUTUAL FUNDS. Our objective for each annual report will be to discuss the performance of the markets and the economy, the relative performance of your portfolio, and some of the quantitative characteristics and insights of our research. Despite the short three month duration of our first fiscal year, we have some interesting things to tell you.

Each of the funds started on June 3, at the beginning of one of the worst growth stock corrections of this decade. This turbulence, which lasted through July, was harmful to absolute returns as it is our policy to be always virtually fully invested. A steady influx of cash from new investors cushioned some of the pain, however, by allowing us to find stocks which were becoming increasingly attractive as the market fell. Buying into this weakness was productive as our relative performance was generally good over this period.

MARKET AND ECONOMIC COMMENTARY

This Summer's market correction deflated a "mini-bubble" which had taken many concept-driven stocks to stratospheric price/earnings multiples. Examples (none of which were held by our mutual funds) include Iomega, a disk drive manufacturer, Presstek, a developer of a new printing process, and Diana, a food distributor dabbling in telecommunications equipment. These stocks were bid up to prices of up to fifty times REVENUES, or more, on only modest improvement in their underlying earnings prospects or growth rates. The correction was precipitated by concerns about the sustainability of profit growth in the technology sector, and exaggerated by the extraordinary levels of over-valuation. Investors focused on the level of demand for personal computers and weak pricing due to capacity increases in the semiconductor industry. Also bothersome was how the Fed would decide between election year stimulus and growth-driven restraint. In our view, the bias is now toward restraint as earnings growth continues to be quite good with many more companies reporting earnings ahead of expectations. Other indicators of strength are high capacity utilization, indicating price pressure may not be far off, and the prospect of higher wage inflation, which has been remarkably low for many years, signaling the potential for cost-push price increases.

The weak market also threw cold water on the sizzling hot initial public offering (IPO) market of the past eighteen months. Although the returns of our Growth and Micro Cap funds which qualify for these issues were helped, to a limited degree, by participation in small number of IPOs, we limited our investment in these issues to less than 1% of your portfolio value.

The U.S. stock market has been remarkably tame over the past few years, so we were overdue for the reversion to more historically normal volatility. Please be prepared for more significant fluctuation in the value of your stock investments than you might have become accustomed to over the past few years. This nirvana of low inflation and high profit growth is unsustainable.

The story for the rest of 1996 will be on what course the Fed decides and the outcome of the Congressional elections.

QUANTITATIVE RESEARCH

In general, our stock selection models performed well during this abbreviated three month period, particularly in the smaller capitalization area of the market. The market rewarded the fundamental improvement of many of the stocks our Estrend(TRADE MARK) model ranks most highly. Recall that this model evaluates the degree to which Wall Street security analysts are changing


                                        1

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their earnings  forecasts for the stocks they follow. The market usually rewards such stocks if Fed policy is stable. When the Fed decides to change its position to become more restrictive or more accommodative, however, Estrend(TRADE MARK) often works less well as two things occur. First, the market pays less attention to recent analysts' earnings estimate revisions, believing that economic shifts render such changes less relevant. Second, the trends in revisions to these estimates are shorter-lived as the perception of a change in the economic landscape leads analysts to change the macroeconomic assumptions in their models. The change in the macro assumptions can frequently overwhelm the microeconomic changes which Estrend(TRADE MARK) is so good at forecasting. When Estrend(TRADE MARK) works poorly, however, more often than not, the Fair Value model, which measures the relative cheapness of a stock, is working quite well and it compensates for the underperformance of Estrend(TRADE MARK). It is this complementary pattern of returns between the Estrend(TRADE MARK) and Fair Value models which gives us the ability to earn good returns for your portfolio when one of the models is performing poorly.

PORTFOLIO RETURNS

The Growth Portfolio earned a return of -1.33% for the three month period ending August 31, 1996. Although the returns were negative, they were significantly better than the benchmark Russell 2500 Growth Index (an unmanaged index of smaller capitalization growth stocks) return of -8.56%. Good relative performance can be attributed to both of our stock selection models which were particularly effective in picking up bargains as the market fell in June and July. Successful investments were made in technology and consumer cyclical companies, with most of the relative emphasis of portfolio capital placed in these areas.

The Growth & Value Portfolio returned -3.67% for the period ending August 31, 1996, compared with its benchmark, the Standard & Poor's MidCap 400 Index (an unmanaged index of middle capitalization stocks), which returned -2.87%. The shortfall relative to the index was caused by overweighted positions in oil refiners, personal computer manufacturers and commercial airlines. We stand by our focus on these industries as we believe the market has unfairly penalized these groups in the short term.

The Micro Cap Portfolio earned a return of -2.75% over the period ending August 31, 1996. This return compares favorably with the -11.84% return of the Russell 2000 Growth Index, an unmanaged index of smaller capitalization growth stocks. This outperformance was earned due to good performance by our stock selection models, especially in the technology and consumer cyclical sectors, and the presence of good buying opportunities as the market moved down in June and July. We continue to hold modestly overweighted positions in technology (about 30% of capital), and consumer non-cyclical stocks (19% of capital).

Thank you for your investment in our funds. We stand by our commitment to i) strictly limiting the size of our funds to optimize the returns we can deliver to you, ii) keeping our expenses significantly below the industry norm and not wasting your investment assets on sales and marketing fees and loads and iii) managing an investment program which is the product of leading edge research.

Respectfully,


/s/  JOHN C. BOGLE, JR.


John C. Bogle, Jr.
Director of Portfolio Management
Numeric Investors L.P.


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                        N/I FAMILY OF MUTUAL FUNDS (Logo)
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                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                                MARKET
 SHARES                                                         VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS--90.8%
           AEROSPACE--1.8%
   7,600   BE Aerospace, Inc.* .........................    $   125,400
   6,400   Rohr, Inc.* .................................        133,600
                                                            -----------
                                                                259,000
                                                            -----------
           AIR TRANSPORT--1.0%
  10,000   Atlantic Coast Airlines, Inc.*/** ...........        145,000
                                                            -----------
           AUTOMOBILE PARTS & EQUIPMENT--2.9%
  13,900   Excel Industries Inc. .......................        215,450
   8,300   Standard Products Co. (The) .................        190,900
                                                            -----------
                                                                406,350
                                                            -----------
           COMPUTER COMPONENTS--4.3%
  11,500   Chips & Technologies, Inc. ..................        127,219
   6,000   Documentum, Inc.** ..........................        151,500
  10,800   Innovex, Inc. ...............................        179,550
   3,800   Radisys Corp.** .............................        141,075
                                                            -----------
                                                                599,344
                                                            -----------
           COMPUTERS--0.7%
   7,400   Xircom, Inc.* ...............................         94,813
                                                            -----------
           COMPUTERS & OFFICE EQUIPMENT--2.1%
   8,400   Auspex Systems, Inc.* .......................        132,300
   5,600   ENCAD, Inc.* ................................        162,400
                                                            -----------
                                                                294,700
                                                            -----------
           COMPUTERS, SOFTWARE & SERVICING--12.6%
   8,600   AXENT Technologies, Inc.* ...................        146,200
   8,500   CIBER, Inc.*/** .............................        214,625
     300   Citrix Systems, Inc.* .......................         12,600
   5,700   Computer Learning Centers, Inc.*/** .........        165,300
   8,100   Digital Link Corp.* .........................        125,550
   4,700   HMT Technology Corp.*/** ....................         84,600
   3,800   Legato Systems, Inc.*/** ....................        150,100
   5,600   Manugistics Group, Inc.* ....................        154,700
   7,800   Scopus Technology, Inc.* ....................        142,350
   5,800   SPSS Inc.* ..................................        138,475
     600   Systemsoft Corp.* ...........................         19,500
   3,500   Vantive Corp. (The)*/** .....................        154,000



--------------------------------------------------------------------------------
                                                                MARKET
 SHARES                                                         VALUE
------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   2,700   Viasoft, Inc.* ..............................    $   160,650
   2,900   Visio Corp.* ................................        104,400
                                                            -----------
                                                              1,773,050
                                                            -----------
           COSMETICS--0.9%
   9,300   Herbalife International, Inc. ...............        120,900
                                                            -----------
           ELECTRICAL EQUIPMENT--4.9%
  14,500   Columbus McKinnon Corp. .....................        206,625
   3,500   Fluke Corp. .................................        125,125
   5,100   Hughes Supply, Inc. .........................        197,625
   7,400   Robbins & Myers, Inc.** .....................        162,800
                                                            -----------
                                                                692,175
                                                            -----------
           ELECTRONICS--5.4%
   5,200   Digital Microwave Corp.* ....................         86,450
   6,700   DII Group, Inc.*/** .........................        195,975
   3,500   ETEC Systems, Inc.* .........................        106,750
   7,500   General Scanning Inc.* ......................        112,000
   5,500   Interpoint Corp.* ...........................         61,875
   3,500   Waters Corp.*/** ............................        109,813
   2,800   Wyle Electronics ............................         90,300
                                                            -----------
                                                                763,163
                                                            -----------
           FINANCIAL SERVICES--0.8%
   4,300   Cityscape Financial Corp.*/** ...............        118,250
                                                            -----------
           FOOD & AGRICULTURE--2.1%
   5,600   Interstate Bakeries Corp. ...................        169,400
   4,600   Smithfield Foods, Inc.* .....................        127,650
                                                            -----------
                                                                297,050
                                                            -----------
           HOSPITAL MANAGEMENT--1.3%
   8,700   FPA Medical Management, Inc.*/** ............        181,613
                                                            -----------
           HOUSEHOLD PRODUCTS--2.3%
   7,500   Central Garden & Pet Co.* ...................        184,688
   5,200   Libbey Inc.** ...............................        145,600
                                                            -----------
                                                                330,288
                                                            -----------
           HOUSING--1.3%
   9,800   Continental Homes Holding Corp.** ...........        188,650
                                                            -----------


The accompanying notes are an integral part of the financial statements.


                                        3

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                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
-------------------------------------------------------------------------------
           INSURANCE - LIFE--1.4%
   6,400   Security - Connecticut Corp. ................  $   193,600
                                                          -----------
           INSURANCE - PROPERTY & CASUALTY--1.5%
   6,500   Selective Insurance Group, Inc. .............      209,625
                                                          -----------
           LEISURE & ENTERTAINMENT--2.2%
   7,300   Coastcast Corp.** ...........................      159,687
   3,400   GT Bicycles, Inc.* ..........................       38,675
   6,700   Harveys Casino Resorts ......................      115,575
                                                          -----------
                                                              313,937
                                                          -----------
           MACHINERY--0.8%
   9,400   ADE Corp.* ..................................      105,750
                                                          -----------
           MANUFACTURING INDUSTRIES--5.3%
   6,300   Caraustar Industries, Inc. ..................      187,425
   8,300   DT Industries, Inc. .........................      217,875
   5,900   Eltron International, Inc.* .................      169,625
   6,400   Ethan Allen Interiors, Inc. .................      171,200
                                                          -----------
                                                              746,125
                                                          -----------
           MEDICAL & MEDICAL SERVICES--1.2%
   4,700   Renal Care Group, Inc.* .....................      172,725
                                                          -----------
           MEDICAL INSTRUMENTS & SUPPLIES--5.0%
   9,300   Chad Therapeutics, Inc.*/** .................      162,750
   4,200   Hologic, Inc.*/** ...........................      166,950
   7,200   STERIS Corp.* ...............................      221,400
   8,000   VISX, Inc.* .................................      155,000
                                                          -----------
                                                              706,100
                                                          -----------
           METAL FABRICATING--0.9%
   6,100   Varlen Corp.** ..............................      131,150
                                                          -----------
           METAL MINING--2.8%
   6,600   Olympic Steel, Inc.*/** .....................      161,700
   7,900   Oregon Metallurgical Corp.* .................      235,025
                                                          -----------
                                                              396,725
                                                          -----------
           METALS--0.7%
   2,800   Reliance Steel & Aluminum Co. ...............       93,800
                                                          -----------
           OIL & GAS FIELD EXPLORATION--3.0%
   8,100   Belden & Blake Corp.* .......................      166,050



--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
--------------------------------------------------------------------------------
           OIL & GAS FIELD EXPLORATION--(CONTINUED)
  12,200   Comstock Resources, Inc.* ...................  $   128,100
   3,800   Energy Ventures, Inc.* ......................      124,925
                                                          -----------
                                                              419,075
                                                          -----------
           OIL, GAS FIELD SERVICES--0.8%
   2,600   Seacor Holdings, Inc.*/** ...................      118,300
                                                          -----------
           OPHTHALMIC GOODS--1.4%
   5,500   Sola International Inc.* ....................      192,500
                                                          -----------
           PHARMACEUTICALS--2.8%
   8,400   Bindley Western Industries, Inc. ............      149,100
  10,100   Liposome Co., Inc. (The)*/** ................      152,763
   2,100   Medicis Pharmaceutical Corp.* ...............       85,870
                                                          -----------
                                                              387,733
                                                          -----------
           RESTAURANTS--0.8%
   4,200   CKE Restaurants, Inc. .......................      116,550
                                                          -----------
           RETAIL - CATALOG & MAIL ORDER HOUSES--1.4%
  13,600   Damark International, Inc. Class A* .........      197,200
                                                          -----------
           RETAIL - GROCERY STORES--0.9%
   5,500   Riser Foods, Inc. Class A ...................      131,312
                                                          -----------
           RETAIL - SPECIALTY--1.1%
   5,900   Inacom Corp.*/** ............................      159,300
                                                          -----------
           RETAIL - SPECIALTY APPAREL--2.1%
   6,600   American Eagle Outfitters, Inc.*/** .........      135,300
  21,100   Genesco, Inc.* ..............................      163,525
                                                          -----------
                                                              298,825
                                                          -----------
           SERVICES - BUSINESS SERVICES--1.1%
   9,600   Employee Solutions, Inc.*/** ................      160,800
                                                          -----------
           TELECOMMUNICATIONS--2.5%
  10,900   AML Communications, Inc.* ...................      167,587
   7,200   Brooktrout Technology, Inc.* ................      180,000
                                                          -----------
                                                              347,587
                                                          -----------
           TELECOMMUNICATIONS EQUIPMENT--0.8%
   3,200   Davox Corp.* ................................      108,800
                                                          -----------
           TEXTILES--0.9%
   7,700   Kellwood Co. ................................      124,162
                                                          -----------


The accompanying notes are an integral part of the financial statements.


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                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
-------------------------------------------------------------------------------

           TOYS--0.7%
   7,300   Equity Marketing, Inc.* .....................  $    97,637
                                                          -----------
           TRANSPORTATION--1.2%
   7,800   USFreightways Corp. .........................      161,850
                                                          -----------
           WHOLESALE - FARM PRODUCTS--1.1%
   4,400   Northland Cranberries, Inc. Class A .........      158,400
                                                          -----------
           WHOLESALE - SPECIALTY EQUIPMENT--2.0%
   5,500   Tech Data Corp.* ............................      145,750
   5,100   U.S. Office Products Co.* ...................      135,150
                                                          -----------
                                                              280,900
                                                          -----------
         Total Common Stocks
             (Cost $12,171,239) ........................   12,794,814
                                                          -----------

PRINCIPAL
 AMOUNT
---------
           SHORT-TERM INVESTMENTS--15.6%
           U.S. TREASURY OBLIGATIONS--4.4%
           U.S. Treasury Bills
 130,000     5.155%(DAGGER), 10/17/96 ..................     129,197
 500,000     5.180%(DAGGER), 10/17/96 ..................     496,913
                                                         -----------
           Total U.S. Treasury Obligations
             (Cost $625,859) ...........................     626,110
                                                         -----------
 SHARES
 ------
           MONEY MARKET FUNDS--7.2%
 641,205   Federated Short-Term U.S.
             Government Trust ..........................     641,205
 366,797   The Treasurers Fund Inc.
             U.S. Treasury Money Market
             Portfolio .................................     366,797
                                                         -----------
          Total Money Market Funds
             (Cost $1,008,002) .........................   1,008,002
                                                         -----------



--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
--------------------------------------------------------------------------------
           REPURCHASE AGREEMENT--4.0%
 570,838   Bear, Stearns Securities Corp.
             (Agreement dated 08/30/96 to be
             repurchased at $571,165,
             collateralized by $1,730,000
             Resolution Trust Corp.
             Bonds 6.993% due 04/26/21.
             Market value of collateral
             is $585,214)
             5.150%, 09/03/96 (Cost $570,838) .......... $   570,838
                                                         -----------
           Total Short-Term Investments
             (Cost $2,204,699) .........................   2,204,950
                                                         -----------
           Total Investments -- 106.4%
             (Cost $14,375,938) ........................  14,999,764
           Liabilities in Excess of
             Other Assets -- (6.4%) ....................    (899,664)
                                                         -----------
           Net Assets -- 100.0% ........................ $14,100,100
                                                         ===========


-----------
 * Non-income producing.
** Security or a portion thereof is out on loan.
 (DAGGER) Effective yield on the date of purchase.


The accompanying notes are an integral part of the financial statements.

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                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
-------------------------------------------------------------------------------
           COMMON STOCKS--89.3%
           AEROSPACE--0.7%
   9,000   Rohr, Inc.* ................................. $   187,875
                                                         -----------
           AIR TRANSPORT--0.7%
   7,800   Continental Airlines, Inc. Class B*/** ......     176,475
                                                         -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.6%
  27,400   Excel Industries Inc. .......................     424,700
                                                         -----------
           BROKERAGE--1.0%
  12,200   Lehman Brothers Holdings Inc. ...............     257,725
                                                         -----------
           CHEMICALS--1.5%
   8,100   Arcadian Corp. ..............................     178,200
   6,600   Cytec Industries, Inc.*/** ..................     229,350
                                                         -----------
                                                             407,550
                                                         -----------
           COMMERCIAL SERVICES--1.9%
   1,300   APAC Teleservices, Inc.*/** .................      57,525
   5,200   Quintiles Transnational Corp.* ..............     393,250
   1,500   Romac International, Inc.* ..................      46,500
                                                         -----------
                                                             497,275
                                                         -----------
           COMPUTER & OFFICE EQUIPMENT--2.1%
  12,600   Auspex Systems, Inc.* .......................     198,450
  12,300   ENCAD, Inc.* ................................     356,700
                                                         -----------
                                                             555,150
                                                         -----------
           COMPUTER COMPONENTS--0.4%
   4,600   Komag, Inc.* ................................      97,750
                                                         -----------
           COMPUTERS--2.8%
   3,900   Dell Computer Corp.* ........................     261,788
   4,400   Storage Technology Corp.*/** ................     166,650
  25,800   Xircom, Inc.* ...............................     330,563
                                                         -----------
                                                             759,001
                                                         -----------
           COMPUTERS, SOFTWARE & SERVICING--13.6%
  11,800   CFI Proservices, Inc.*/** ...................     215,350
  16,100   CIBER, Inc.*/** .............................     406,525
   7,800   Computer Associates
             International, Inc. .......................     409,500



--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   6,900   Compuware Corp.* ............................ $   296,700
   6,000   Gartner Group, Inc., Class A* ...............     187,500
  16,300   GT Interactive Software Corp.*/** ...........     277,100
   4,700   HMT Technology Corp.* .......................      84,600
   7,400   Legato Systems, Inc.*/** ....................     292,300
   3,500   McAfee Associates, Inc.*/** .................     208,688
   1,600   Remedy Corp.* ...............................      72,800
  11,600   Scopus Technology, Inc.* ....................     211,700
   8,300   Vantive Corp. (The)* ........................     365,200
   5,800   Viasoft, Inc.* ..............................     345,100
   7,600   Visio Corp.* ................................     273,600
                                                         -----------
                                                           3,646,663
                                                         -----------
           ELECTRICAL EQUIPMENT--4.2%
   2,200   Belden, Inc. ................................      59,675
  10,700   Hughes Supply, Inc. .........................     414,625
   2,000   Kuhlman Corp. ...............................      33,000
  10,800   Robbins & Myers, Inc.** .....................     237,600
  10,000   UCAR International Inc.* ....................     390,000
                                                         -----------
                                                           1,134,900
                                                         -----------
           ELECTRONICS--5.8%
   2,800   Atmel Corp.* ................................      72,450
   7,000   Eltron International, Inc.* .................     201,250
   5,600   ETEC Systems, Inc.* .........................     170,800
  11,500   MEMC Electronic Materials, Inc.* ............     405,375
   7,200   SCI Systems, Inc.*/** .......................     321,300
   7,700   Waters Corp.* ...............................     241,588
   4,500   Wyle Electronics ............................     145,125
                                                         -----------
                                                           1,557,888
                                                         -----------
           ENTERTAINMENT--0.4%
   2,900   MGM Grand, Inc.* ............................     109,475
                                                         -----------
           FINANCIAL SERVICES--1.2%
  11,300   Cityscape Financial Corp.*/** ...............     310,750
                                                         -----------
           GAS TRANSPORTATION & DISTRIBUTION--0.8%
   6,000   Eastern Enterprises** .......................     219,750
                                                         -----------


The accompanying notes are an integral part of the financial statements.

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                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                             MARKET
 SHARES                                                      VALUE
--------------------------------------------------------------------------------
           HOSPITAL MANAGEMENT--1.6%
  10,200   FPA Medical Management, Inc.*/** ............ $   212,925
   5,700   Lincare Holdings, Inc.* .....................     212,681
                                                         -----------
                                                             425,606
                                                         -----------
           HOTELS--0.4%
   3,800   Promus Hotel Corp.* .........................     114,475
                                                         -----------
           HOUSEHOLD PRODUCTS--0.4%
   5,300   Eagle Hardware & Garden, Inc.*/** ...........     117,925
                                                         -----------
           HOUSING--1.0%
  13,700   Continental Homes Holding Corp.** ...........     263,725
                                                         -----------
           INSURANCE--2.8%
   6,500   American Bankers Insurance
             Group, Inc. ...............................     308,750
  16,400   Fremont General Corp.** .....................     444,850
                                                         -----------
                                                             753,600
                                                         -----------
           INSURANCE - PROPERTY & CASUALTY--1.0%
   4,200   CMAC Investment Corp. .......................     262,500
                                                         -----------
           LEISURE & ENTERTAINMENT--1.0%
  11,600   Coastcast Corp.*/** .........................     253,750
                                                         -----------
           MACHINERY--0.8%
   5,800   Harnischfeger Industries, Inc.** ............     218,950
                                                         -----------
           MANUFACTURED HOUSING--1.1%
  13,000   Redman Industries, Inc.* ....................     292,500
                                                         -----------
           MANUFACTURING INDUSTRIES--1.0%
   8,700   Foamex International, Inc.*/** ..............     135,394
   3,300   Oakley, Inc.*/** ............................     135,300
                                                         -----------
                                                             270,694
                                                         -----------
           MEDICAL & MEDICAL SERVICES--1.4%
   8,200   Oxford Health Plans, Inc.*/** ...............     375,150
                                                         -----------



--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           MEDICAL INSTRUMENTS & SUPPLIES--6.8%
   2,700   Coherent, Inc.* ............................. $   105,975
   8,900   Guidant Corp. ...............................     451,675
   5,700   Hologic, Inc.* ..............................     226,575
   6,600   Invacare Corp.* .............................     199,650
   5,500   Safeskin Corp.* .............................     178,750
  14,200   STERIS Corp.* ...............................     436,650
  11,400   VISX, Inc.* .................................     220,875
                                                         -----------
                                                           1,820,150
                                                         -----------
           METAL MINING--2.3%
   2,000   AK Steel Holding Corp.** ....................      74,500
  10,800   Olympic Steel, Inc.*/** .....................     264,600
   9,200   Oregon Metallurgical Corp.* .................     273,700
                                                         -----------
                                                             612,800
                                                         -----------
           OFFICE FURNITURE--0.8%
   5,700   Herman Miller, Inc. .........................     213,839
                                                         -----------
           OIL & GAS FIELD EXPLORATION--1.3%
  34,300   Comstock Resources, Inc.* ...................     360,150
                                                         -----------
           OIL EQUIPMENT & SERVICES--3.9%
   6,700   Camco International, Inc. ...................     226,962
   8,600   Cooper Cameron Corp.* .......................     453,650
  10,800   Energy Ventures, Inc.* ......................     355,050
                                                         -----------
                                                           1,035,662
                                                         -----------
           OIL INTERNATIONAL--1.2%
   8,300   Helmerich & Payne, Inc.** ...................     327,850
                                                         -----------
           OIL, GAS FIELD SERVICES--0.9%
   5,100   Seacor Holdings, Inc.* ......................     232,050
                                                         -----------
           OPHTHALMIC GOODS--1.7%
  12,700   Sola International, Inc.* ...................     444,500
                                                         -----------
           PHARMACEUTICALS--0.7%
   4,700   Medicis Pharmaceutical Corp.* ...............     192,186
                                                         -----------


The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                           MARKET
 SHARES                                                    VALUE
--------------------------------------------------------------------------------
           RETAIL - CATALOG & MAIL ORDER HOUSES--0.9%
  16,600   Damark International, Inc. Class A* ......... $   240,700
                                                         -----------
           RETAIL - GENERAL MERCHANDISE--1.0%
  12,700   Stein Mart, Inc.* ...........................     265,112
                                                         -----------
           RETAIL - GROCERY STORES--1.2%
   7,100   Vons Cos., Inc. (The)* ......................     314,175
                                                         -----------
           RETAIL - SPECIALTY--4.1%
   3,550   CDW Computer Centers, Inc.*/** ..............     230,750
   5,800   CompUSA Inc.*/** ............................     232,725
  14,700   Inacom Corp.*/** ............................     396,900
   7,200   Rexall Sundown, Inc.*/** ....................     249,300
                                                         -----------
                                                           1,109,675
                                                         -----------
           RETAIL - SPECIALTY APPAREL--2.4%
   1,600   Claire's Stores, Inc. .......................      52,800
   7,100   Ross Stores, Inc. ...........................     273,350
   6,100   TJX Cos., Inc. ..............................     195,200
   3,400   Wet Seal, Inc. (The)* .......................     124,100
                                                         -----------
                                                             645,450
                                                         -----------
           SERVICES - BUSINESS SERVICES--0.6%
   9,900   Employee Solutions, Inc.*/** ................     165,825
                                                         -----------
           TELECOMMUNICATIONS--1.1%
  12,200   Brooktrout Technology, Inc.* ................     305,000
                                                         -----------
           TELECOMMUNICATIONS EQUIPMENT--4.0%
   5,700   Ascend Communications, Inc.* ................     298,537
   6,600   Aspect Telecommunications Corp.*/** .........     343,200
   9,800   Digital Microwave Corp.* ....................     162,925
   5,400   DSP Communications, Inc.* ...................     274,725
                                                         -----------
                                                           1,079,387
                                                         -----------
           TEXTILES--0.5%
   8,300   Kellwood Co. ................................     133,837
                                                         -----------
           TOYS--0.3%
   2,800   Lewis Galoob Toys, Inc.* ....................      73,500
                                                         -----------



--------------------------------------------------------------------------------
                                                           MARKET
 SHARES                                                    VALUE
--------------------------------------------------------------------------------
           WHOLESALE - SPECIALTY EQUIPMENT--2.4%
  12,000   Tech Data Corp.* ............................ $   318,000
  12,200   U.S. Office Products Co.* ...................     323,300
                                                         -----------
                                                             641,300
                                                         -----------
           Total Common Stocks
             (Cost $22,848,283) ........................  23,904,950
                                                         -----------

PRINCIPAL
 AMOUNT
---------

           SHORT-TERM INVESTMENTS--12.7%
           U.S. TREASURY OBLIGATIONS --5.8%
1,550,000  U.S. Treasury Bills
             5.105%(DAGGER), 10/17/96
             (Cost $1,539,899) .........................   1,540,430
                                                         -----------
 SHARES
 ------

           MONEY MARKET FUNDS--6.9%
  880,314  Federated Short-Term U.S. Government
             Trust .....................................     880,314
  978,189  The Treasurers Fund Inc.
             U.S. Treasury Money Market
             Portfolio .................................     978,189
                                                         -----------
           Total Money Market Funds
             (Cost $1,858,503) .........................   1,858,503
                                                         -----------
           Total Short-Term Investments
             (Cost $3,398,402) .........................   3,398,933
                                                         -----------
           Total Investments -- 102.0%
             (Cost $26,246,685) ........................  27,303,883
           Liabilities in Excess of
             Other Assets -- (2.0%) ....................    (548,151)
                                                         -----------
           Net Assets -- 100.0%                          $26,755,732
                                                         ===========

--------------------------------------------------------------------------------
 * Non-income producing.
** Security or a portion thereof is out on loan.
 (DAGGER) Effective yield on the date of purchase.

The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS--91.5%
           AEROSPACE--0.8%
     600   McDonnell Douglas Corp. .....................  $    30,075
                                                          -----------
           AIR TRANSPORT--3.1%
   2,000   Continental Airlines, Inc. Class B*/** ......       45,250
     500   Delta Air Lines, Inc. .......................       35,438
   1,000   Northwest Airlines Corp.*/** ................       37,750
                                                          -----------
                                                              118,438
                                                          -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.9%
     900   Borg-Warner Automotive, Inc. ................       33,750
                                                          -----------
           AUTOMOBILES & TRUCKS--2.0%
   2,600   Chrysler Corp. ..............................       75,725
                                                          -----------
           BROKERAGE--2.9%
   1,200   Bear Stearns Companies Inc. (The) ...........      28,050
   1,100   Donaldson, Lufkin & Jenrette, Inc. ..........      34,788
   2,200   Lehman Brothers Holdings Inc. ...............      46,475
                                                         -----------
                                                             109,313
                                                         -----------
           CHEMICALS--2.5%
     600   Cabot Corp. .................................      16,500
     400   Dow Chemical Co. ............................      31,900
     900   Engelhard Corp. .............................      18,338
   2,200   Terra Industries Inc. .......................      29,150
                                                         -----------
                                                              95,888
                                                         -----------
           COMMERCIAL SERVICES--2.0%
   1,400   Measurex Corp. ..............................      38,500
   1,000   Ogden Corp. .................................      19,625
     600   PHH Corp. ...................................      17,325
                                                         -----------
                                                              75,450
                                                         -----------
           COMPUTER & OFFICE EQUIPMENT--1.0%
     600   Harris Corp.** ..............................      36,900
                                                         -----------
           COMPUTER COMPONENTS--1.9%
   1,600   Komag, Inc.* ................................      34,000
   1,100   Western Digital Corp. .......................      38,638
                                                         -----------
                                                              72,638
                                                         -----------



--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           COMPUTERS--4.4%
   1,300   Compaq Computer Corp.* ...................... $    73,613
     800   Dell Computer Corp.* ........................      53,700
     900   Gateway 2000, Inc.* .........................      40,106
                                                         -----------
                                                             167,419
                                                         -----------
           COMPUTERS, SOFTWARE & SERVICING--4.1%
     400   Cisco Systems, Inc.* ........................      21,100
   1,400   Computer Associates
             International, Inc. .......................      73,500
     600   Compuware Corp.* ............................      25,800
   2,000   GT Interactive Software Corp.** .............      34,000
                                                         -----------
                                                             154,400
                                                         -----------
           ELECTRICAL EQUIPMENT--2.0%
   1,500   Tektronix, Inc. .............................      58,125
     500   UCAR International Inc.* ....................      19,500
                                                         -----------
                                                              77,625
                                                         -----------
           ELECTRICAL MACHINERY, EQUIPMENT
             & SUPPLIES--0.6%
     400   Tecumseh Products Co. Class A ...............      21,000
                                                         -----------
           ELECTRONICS--3.0%
     700   Johnson Controls, Inc. ......................      49,350
   1,000   MEMC Electronic Materials, Inc. .............      35,250
     700   SCI Systems, Inc.*/** .......................      31,238
                                                         -----------
                                                             115,838
                                                         -----------
           ENTERTAINMENT--0.8%
     900   King World Productions, Inc.* ...............      31,725
                                                         -----------
           FINANCIAL SERVICES--4.7%
   1,200   Countrywide Credit Industries, Inc. .........      28,950
   1,200   First USA, Inc. .............................      63,600
   1,700   Greenpoint Financial Corp. ..................      60,563
     300   Textron Inc. ................................      25,612
                                                         -----------
                                                             178,725
                                                         -----------
           FOOD & AGRICULTURE--1.8%
   1,300   ConAgra, Inc. ...............................      54,762
     500   Interstate Bakeries Corp. ...................      15,125
                                                         -----------
                                                              69,887
                                                         -----------


The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1996


--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           GRAIN MILLS PRODUCTS--2.2%
   1,995   Archer-Daniels-Midland Co. .................. $    35,411
   2,000   IBP, Inc. ...................................      46,750
                                                         -----------
                                                              82,161
                                                         -----------
           GREETING CARDS--1.4%
   2,100   American Greetings Corp. ....................      54,075
                                                         -----------
           HOSPITAL MANAGEMENT--1.0%
     800   Oxford Health Plans, Inc.*/** ...............      36,600
                                                         -----------
           HOUSEHOLD FURNITURE--1.0%
   1,100   Lancaster Colony Corp. ......................      40,012
                                                         -----------
           HOUSEHOLD PRODUCTS--0.7%
   1,100   First Brands Corp. ..........................      25,025
                                                         -----------
           INSURANCE--1.8%
     500   Aetna Inc. ..................................      33,062
   1,200   US LIFE Corp. ...............................      35,100
                                                         -----------
                                                              68,162
                                                         -----------
           INSURANCE - PROPERTY & CASUALTY--1.1%
   1,300   American Financial Group, Inc. ..............      40,462
                                                         -----------
           MACHINERY--0.8%
     800   Harnischfeger Industries, Inc.* .............      30,200
                                                         -----------
           MANUFACTURING INDUSTRIES--1.3%
   1,300   Parker-Hannifin Corp. .......................      50,700
                                                         -----------
           MEDICAL INSTRUMENTS & SUPPLIES--2.4%
     800   Beckman Instruments,Inc. ....................      29,500
     600   Guidant Corp. ...............................      30,450
     800   Mallinckrodt Group Inc. .....................      32,400
                                                         -----------
                                                              92,350
                                                         -----------
           METAL MINING--1.7%
   1,700   AK Steel Holding Corp.*/** ..................      63,325
                                                         -----------
           METALS - DIVERSIFIED--0.8%
     500   Phelps Dodge Corp. ..........................      30,250
                                                         -----------



--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           NATIONAL COMMERCIAL BANKS--2.7%
   1,000   First Union Corp. ........................... $    63,875
   1,200   Union Planters Corp. ........................      39,450
                                                         -----------
                                                             103,325
                                                         -----------
           NATURAL GAS--0.4%
     300   Columbia Gas System, Inc. (The) .............      16,875
                                                         -----------
           OIL & GAS FIELD EXPLORATION--0.6%
   1,000   Parker & Parsley Petroleum Co. ..............      24,750
                                                         -----------
           OIL DOMESTIC--2.2%
   1,200   National Fuel Gas Co. .......................      44,400
   1,800   Valero Energy Corp. .........................      38,025
                                                         -----------
                                                              82,425
                                                         -----------
           OIL EQUIPMENT & SERVICES--1.2%
     900   Cooper Cameron Corp. ........................      47,475
                                                         -----------
           OIL INTERNATIONAL--3.1%
     900   Helmerich & Payne, Inc. .....................      35,550
   1,600   Occidental Petroleum Corp. ..................      37,200
   2,200   USX-Marathon Group ..........................      45,925
                                                         -----------
                                                             118,675
                                                         -----------
           PAPER & FOREST PRODUCTS--1.7%
     500   Consolidated Papers, Inc. ...................      25,750
   1,600   Fort Howard Corp.* ..........................      37,800
                                                         -----------
                                                             63,550
                                                         -----------
           PHARMACEUTICALS--1.7%
     500   Bristol-Myers Squibb Co. ....................      43,875
     400   Schering-Plough Corp. .......................      22,350
                                                         -----------
                                                              66,225
                                                         -----------
           PRIMARY METAL PRODUCTS--1.3%
   1,500   Trinity Industries, Inc. ....................      48,562
                                                         -----------
           RETAIL - COMPUTER & COMPUTER
             SOFTWARE STORES--0.8%
     800   CompUSA Inc.*/** ............................      32,100
                                                         -----------
           RETAIL - SPECIALTY APPAREL--1.2%
   1,200   Ross Stores, Inc. ...........................      46,200
                                                         -----------


The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1996

--------------------------------------------------------------------------------
                                                            MARKET
 SHARES                                                     VALUE
--------------------------------------------------------------------------------
           SAVINGS & LOAN ASSOCIATION--1.0%
   1,100   Washington Mutual, Inc. ..................... $    39,875
                                                         -----------
           TELECOMMUNICATIONS--2.7%
     800   SBC Communications Inc. .....................      37,300
   1,600   Sprint Corp. ................................      65,000
                                                         -----------
                                                             102,300
                                                         -----------
           TELECOMMUNICATIONS EQUIPMENT--0.6%
     400   U.S. Robotics Corp.* ........................      21,000
                                                         -----------
           TEXTILES--1.3%
   1,100   Springs Industries, Inc. Class A ............      49,638
                                                         -----------
           TOBACCO--1.1%
   1,600   RJR Nabisco Holdings Corp. ..................      42,200
                                                         -----------
           TRANSPORTATION EQUIPMENT--2.3%
     700   CSX Corp. ...................................      35,437
     500   GATX Corp. ..................................      23,125
   1,000   Illinois Central Corp. ......................      30,250
                                                         -----------
                                                              88,812
                                                         -----------
           UTILITIES--9.4%
   1,300   Ameritech Corp. .............................      67,112
   2,200   Entergy Corp. ...............................      55,825
   3,200   Montana Power Co.** .........................      69,200
   2,600   New York State Electric & Gas Corp.** .......      55,900
   2,200   Unicom Corp. ................................      50,600
   1,900   Washington Water Power Co. ..................      35,150
     900   Western Resources, Inc. .....................      26,437
                                                         -----------
                                                             360,224
                                                         -----------
           WHOLESALE - GROCERIES &
             GENERAL LINE--1.5%
   2,000   Supervalu, Inc. .............................      56,250
                                                         -----------
           Total Common Stocks
             (Cost $3,479,554) .........................   3,488,579
                                                         -----------


--------------------------------------------------------------------------------
PRINCIPAL                                                   MARKET
 AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--11.4%
           U.S. TREASURY OBLIGATIONS--5.2%
           U.S. Treasury Bills
 100,000     5.015%(DAGGER), 10/17/96 .................. $    99,383
 100,000     5.155%(DAGGER), 10/17/96 ..................      99,383
                                                         -----------
           Total U.S. Treasury Obligations
             (Cost $198,690) ...........................     198,766
                                                         -----------
 SHARES
----------

           MONEY MARKET FUND--3.2%
 123,110   The Treasurers Fund Inc.
             U.S. Treasury Money Market
             Portfolio (Cost $123,110) .................     123,110
                                                         -----------
PRINCIPAL
 AMOUNT
-----------

           REPURCHASE AGREEMENT--3.0%
 114,146   Bear, Stearns Securities Corp.
             (Agreement dated 08/30/96 to be
             repurchased at $114,211,
             collateralized by $350,000
             Resolution Trust Corp. Bonds
             6.993% due 04/26/21. Market
             value of collateral is $118,396)
             5.150%, 09/03/96 (Cost $114,146) ...........    114,146
                                                         -----------
           Total Short-Term Investments
             (Cost $435,946) ...........................     436,022
                                                         -----------
           Total Investments -- 102.9%
             (Cost $3,915,500) .........................   3,924,601
           Liabilities in Excess of
             Other Assets -- (2.9%) ....................    (111,451)
                                                         -----------
           Net Assets -- 100.0% ........................ $ 3,813,150
                                                         ===========

--------------------------------------------------------------------------------
 * Non-income producing.
** Security or a portion thereof is out on loan.
 (DAGGER) Effective yield on the date of purchase.

The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1996

                                                                        MICRO CAP           GROWTH        GROWTH & VALUE
                                                                           FUND              FUND             FUND
                                                                      ------------      -------------     --------------
ASSETS
   Investments, at value (cost -- $14,375,938, $26,246,685,
      $3,915,500, respectively) .....................................  $14,999,764       $27,303,883        $3,924,601
   Receivable for Fund shares sold ..................................      112,089           571,079            50,343
   Receivable for investments sold ..................................        5,460            55,440            11,304
   Receivable from investment adviser ...............................        1,697                --             5,796
   Dividends and interest receivable ................................        8,120            14,847             5,892
   Prepaid expenses and other assets ................................       11,565            11,616            11,314
                                                                       -----------       -----------        ----------
      Total assets ..................................................   15,138,695        27,956,865         4,009,250
                                                                       -----------       -----------        ----------
LIABILITIES
   Payable for investments purchased ................................    1,011,851         1,143,778           176,538
   Payable for Fund shares repurchased ..............................           --            19,751                --
   Accrued expenses and other liabilities ...........................       26,744            37,604            19,562
                                                                       -----------       -----------        ----------
      Total liabilities .............................................    1,038,595         1,201,133           196,100
                                                                       -----------       -----------        ----------
NET ASSETS
   Capital stock, $0.001 par value ..................................        1,208             2,259               330
   Paid-in capital ..................................................   14,112,914        26,228,556         3,809,457
   Undistributed net investment income ..............................       13,553            22,490             9,319
   Accumulated net realized loss from investments ...................     (651,401)         (554,771)          (15,057)
   Net unrealized appreciation on investments .......................      623,826         1,057,198             9,101
                                                                       -----------       -----------        ----------
      Net assets applicable to shares outstanding ...................  $14,100,100       $26,755,732        $3,813,150
                                                                       ===========       ===========        ==========

   Net assets .......................................................  $14,100,100       $26,755,732        $3,813,150
                                                                       -----------       -----------        ----------
   Shares outstanding ...............................................    1,208,365         2,259,414           329,787
                                                                       -----------       -----------        ----------
   Net asset value, offering and redemption price per share .........       $11.67            $11.84            $11.56
                                                                       ===========       ===========        ==========


The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                             STATEMENT OF OPERATIONS
              FOR THE PERIOD JUNE 3, 1996* THROUGH AUGUST 31, 1996


                                                                        MICRO CAP          GROWTH        GROWTH & VALUE
                                                                           FUND             FUND             FUND
                                                                      ------------     -------------     --------------
INVESTMENT INCOME
   Dividends ......................................................     $  10,604        $   10,225          $   9,682
   Interest .......................................................        21,562            43,733              4,561
                                                                        ---------        ----------          ---------
                                                                           32,166            53,958             14,243
                                                                        ---------        ----------          ---------

EXPENSES
   Advisory fees ..................................................        13,959            23,596              3,693
   Co-Administration fees .........................................        19,055            19,698             18,162
   Administrative services fees ...................................         2,789             4,719                738
   Federal and state registration fees ............................        10,367            15,834              5,682
   Transfer agent fees and expenses ...............................         8,700             8,700              8,600
   Custodian fees and expenses ....................................         5,567             6,065              3,786
   Printing .......................................................         2,439             2,439              2,411
   Audit and legal fees ...........................................           777               869                674
   Other ..........................................................           715               769                533
                                                                        ---------        ----------          ---------
      Total expenses before waivers and reimbursements ............        64,368            82,689             44,279
      Less: waivers and reimbursements ............................       (45,755)          (51,221)           (39,355)
                                                                        ---------        ----------          ---------
      Total expenses after waivers and reimbursements .............        18,613            31,468              4,924
                                                                        ---------        ----------          ---------
   Net investment income ..........................................        13,553            22,490              9,319
                                                                        ---------        ----------          ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized loss from investments .............................      (651,401)         (554,771)           (15,057)
   Net change in unrealized appreciation on investments ...........       623,826         1,057,198              9,101
                                                                        ---------        ----------          ---------
   Net realized and unrealized gain/(loss) on investments .........       (27,575)          502,427             (5,956)
                                                                        ---------        ----------          ---------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...     $ (14,022)       $  524,917          $   3,363
                                                                        =========        ==========          =========

----------
*Commencement of operations.


The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                       STATEMENT OF CHANGES IN NET ASSETS
              FOR THE PERIOD JUNE 3, 1996* THROUGH AUGUST 31, 1996


                                                                        MICRO CAP          GROWTH        GROWTH & VALUE
                                                                           FUND             FUND             FUND
                                                                      ------------     -------------     --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
   Net investment income ..........................................      $  13,553         $  22,490         $   9,319
   Net realized loss from investments .............................       (651,401)         (554,771)          (15,057)
   Net change in unrealized appreciation on investments ...........        623,826         1,057,198             9,101
                                                                       -----------       -----------        ----------
   Net increase/(decrease) in net assets resulting
       from operations ............................................        (14,022)          524,917             3,363
                                                                       -----------       -----------        ----------

Increase in net assets derived from capital share transactions ....     14,114,122        26,230,815         3,809,787
                                                                       -----------       -----------        ----------
   Total increase in net assets ...................................     14,100,100        26,755,732         3,813,150

NET ASSETS
   Beginning of period ............................................             --                --                --
                                                                       -----------       -----------        ----------
   End of period ..................................................    $14,100,100       $26,755,732        $3,813,150
                                                                       ===========       ===========        ==========

----------
*Commencement of operations.


The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS
              FOR THE PERIOD JUNE 3, 1996* THROUGH AUGUST 31, 1996

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                        MICRO CAP          GROWTH        GROWTH & VALUE
                                                                           FUND             FUND             FUND
                                                                      ------------     -------------     --------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..............................       $  12.00           $ 12.00         $ 12.00
                                                                          --------          --------         -------
Net investment income(1) ..........................................           0.01              0.01            0.03
Net realized and unrealized loss on investments(2) ................          (0.34)            (0.17)          (0.47)
                                                                          --------          --------         -------
Net decrease in net assets resulting from operations ..............          (0.33)            (0.16)          (0.44)
                                                                          --------          --------         -------
Net asset value, end of period ....................................       $  11.67           $ 11.84         $ 11.56
                                                                          ========          ========         =======
Total investment return(3) ........................................          (2.75)%           (1.33)%         (3.67)%
                                                                          ========          ========         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................       $ 14,100          $ 26,756         $ 3,813
Ratio of expenses to average net assets***(1)(4) ..................           1.00%             1.00%           1.00%
Ratio of net investment income to average net assets***(1).........           0.73%             0.71%           1.89%
Portfolio turnover rate**** .......................................          42.92%            19.21%           5.25%
Average commission rate per share(5) ..............................       $ 0.0339          $ 0.0365         $0.0363


----------
   * Commencement of operations.
  ** Calculated  based on  shares  outstanding  on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 *** Annualized.
**** Not annualized.
 (1) Reflects waivers and reimbursements.
 (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
 (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
 (4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1996 would have been 3.45%, 2.62% and 8.98% for n/i Micro Cap Fund, n/i Growth Fund, and n/i Growth & Value Fund, respectively.
 (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.


The accompanying notes are an integral part of the financial statements.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has seventeen investment portfolios, including the n/i FAMILY OF MUTUAL FUNDS ("n/i Family") which consists of three diversified portfolios: n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund (each a "Fund", collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
12.35 billion are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of RBB. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations, including the n/i Family, which commenced operations on June 3, 1996.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of 4:00 p.m. eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker/dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of each Fund.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which Numeric Investors L.P. (the Funds' investment adviser or "Numeric") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

For U.S. Federal income tax purposes, realized capital losses incurred after October 31, but within the fiscal year are deemed to arise on the first day of the following fiscal year. For the period ended August 31, 1996, the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund incurred and elected to defer such losses of $634,355, $527,801 and $15,057, respectively.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric Investors L.P. serves as each Fund's investment adviser. For its advisory services, Numeric is entitled to receive 0.75% of each Fund's average daily net assets, computed daily and payable monthly.

The adviser has voluntarily agreed to limit each Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the period ended August 31, 1996, investment advisory fees, waivers and reimbursements of expenses were as follows:

                             GROSS                      NET          EXPENSE
FUND                     ADVISORY FEES    WAIVER   ADVISORY FEES  REIMBURSEMENT
----                     -------------  ---------  -------------  --------------
n/i Micro Cap Fund ......   $13,959     $(13,959)          --       $(16,152)
n/i Growth Fund .........    23,596      (20,371)      $3,225        (13,652)
n/i Growth & Value Fund .     3,693       (3,693)          --        (21,812)

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each of the Funds. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% of each Fund's average daily net assets.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)




For the period ended August 31, 1996, PFPC, at their discretion, voluntarily agreed to waive a portion of their co-administration fees for each of the Funds. For the period ended August 31, 1996, PFPC's co-administration fees and related waivers were as follows:

                                     GROSS PFPC                    NET PFFC
                                 CO-ADMINISTRATION            CO-ADMINISTRATION
FUND                                    FEES        WAIVERS          FEES
----                             -----------------  --------  -----------------
n/i Micro Cap Fund ............       $18,125       $(9,063)       $9,062
n/i Growth Fund ...............        18,125        (9,063)        9,062
n/i Growth & Value Fund .......        17,917        (8,959)        8,958

In addition, PFPC serves as each Fund's transfer and disbursing agent. PFPC, at their discretion, voluntarily agreed to waive a portion of their transfer agency fees for each of the Funds. For the period ended August 31, 1996, transfer agency fees and waivers were as follows:

                                       GROSS                          NET
                                  TRANSFER AGENCY               TRANSFER AGENCY
FUND                                   FEES          WAIVERS          FEES
----                              ---------------   --------    ---------------
n/i Micro Cap Fund ............       $8,700        $(4,350)        $4,350
n/i Growth Fund ...............        8,700         (4,350)         4,350
n/i Growth & Value Fund .......        8,600         (4,300)         4,300

Counsellors Funds Services, Inc. ("Counsellors"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc., provides certain administrative services to each of the Funds. As compensation for such administrative services, Counsellors is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Funds average daily net assets.

For the period ended August 31, 1996 Counsellors has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each of the Funds. For the period ended August 31, 1996, administrative services fees and waivers were as follows:
                                      GROSS
                                  ADMINISTRATIVE              NET ADMINISTRATIVE
FUND                              SERVICES FEES     WAIVERS     SERVICES FEES
----                             ---------------   --------   ------------------
n/i Micro Cap Fund ............       $2,789       $(2,231)          $558
n/i Growth Fund ...............        4,719        (3,785)           934
n/i Growth & Value Fund .......          738          (591)           147

These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that any Funds expenses exceed the most stringent limits prescribed by the laws or regulations of any state in which the Funds' shares are offered for sale.

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at August 31, 1996 were $14,392,984, $26,273,655 and $3,915,500 for n/i Micro Cap Fund, n/i
Growth Fund, and n/i Growth & Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:

FUND                          APPRECIATION     DEPRECIATION     NET APPRECIATION
----                          ------------     ------------     ----------------
n/i Micro Cap Fund ........    $  865,465       $(258,685)        $  606,780
n/i Growth Fund ...........     1,601,062        (570,834)         1,030,228
n/i Growth & Value Fund ...       129,809        (120,708)             9,101

For the period ended August 31, 1996, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                            PURCHASES              SALES
----                                           -----------           ----------
n/i Micro Cap Fund .........................   $16,206,833           $3,384,161
n/i Growth Fund ............................    26,198,179            2,795,290
n/i Growth & Value Fund ....................     3,622,731              128,146

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 1996 each Fund has 50,000,000 shares of $0.001 par value common stock authorized.

Transactions in capital shares for the period June 3, 1996 (commencement of operations) through August 31, 1996 were as follows:

                                        SALES                    REPURCHASES
                               -----------------------     ---------------------
                                SHARES       AMOUNT         SHARES      AMOUNT
                               ---------   -----------     -------    ----------
n/i Micro Cap Fund ..........  1,217,175   $14,212,327       8,810    $  98,205
n/i Growth Fund .............  2,384,034    27,674,950     124,620    1,444,135
n/i Growth & Value Fund .....    336,865     3,890,583       7,078       80,796

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)



5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The market value of securities on loan to brokers and the related collateral cash and indemnification received at August 31, 1996, was as follows:

                                    VALUE OF SECURITIES  VALUE OF COLLATERAL
FUND                                      ON LOAN        AND INDEMNIFICATION
----                                -------------------  -------------------
N/i Micro Cap Fund ..............       $2,740,526           $2,839,810
n/i Growth Fund .................        6,567,566            6,887,259
n/i Growth & Value Fund .........          411,577              431,299

The cash collateral was reinvested into repurchase agreements which was in turn collateralized by Resolution Trust Corp. Mortgage Backed Obligations.

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND,INC:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund of The RBB Fund, Inc., as of August 31, 1996 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period June 3, 1996 (commencement of operations) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund of The RBB Fund, Inc., as of August 31, 1996 and the results of their operations, the changes in their net assets and their financial highlights for the period June 3, 1996 (commencement of operations) through August 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        N/I FAMILY OF MUTUAL FUNDS (Logo)
                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com




      INVESTMENT ADVISER
           Numeric Investors L.P.
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           245 Park Avenue, 15th floor
           New York, NY 10167

           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           Counsellors Funds Services, Inc.
           466 Lexington Avenue
           New York, NY 10017

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 05840

      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT ACCOUNTANTS
           Coopers & Lybrand, L.L.P.
           2400 Eleven Penn Center
           Philadelphia, PA 19103

      COUNSEL
           Ballard Spahr Andrews & Ingersoll
           1735 Market Street
           Philadelphia, PA 19103


This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.